Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 79,283	$ 103,618	$ 100,092
Additions based on tax positions related to the current year	9,632	9,754	6,629
Additions for tax positions of prior years	7,839	4,544	5,036
Decrease for tax position of prior years	(3,832)	(8,958)	(266)
Decrease related to settlements	(119)	(23,346)	0
Decrease due to lapse of statute of limitations	0	(580)	(344)
Increase (decrease) from currency translation	2,755	(5,749)	(7,529)
Balance at end of year	$ 95,558	$ 79,283	$ 103,618